Provisions - Summary of Movements in Labor Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Carrying amount, beginning balance	$ 1,710	$ 1,393
Additional charge to labor provision		317
Reversal to labor provision	(419)
Interest charges for labor provision	182
Carrying amount, ending balance	$ 1,473	$ 1,710